PROPERTY, PLANT AND EQUIPMENT - Narratives (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT
Depreciation expense	$ 1.2	$ 1.3	$ 2.5
Impairment of property, plant and equipment	$ 0.0	$ 0.0	$ 0.0